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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number           811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 West Michigan Street, Milwaukee, WI	53233
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
803 West Michigan Street, Milwaukee, WI 53233
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            October 31

Date of reporting period:          July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records
Fund Name:	EPIVX
Reporting Period:		07/01/2010-06/30/2011

Issuer: a	Hong Kong Aircraft Engineering Co Ltd
Ticker: b	44:HK
CUSIP: c	Y29790105
Meeting Date: d	07/20/2010 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Tender Offer	Issuer	Option 1: Cash: Receive cash at rate of 105 HK.	NA

1		Dividend Reinvestment Plan: DRIP has a currency option and possibility to re-invest	Issuer	Option 1: Cash Payment In EURO	NA

Issuer: a	Newcrest Mining LTD
Ticker: b	NCM:AU
CUSIP: c	Q6651B114
Meeting Date: d	09/27/2010 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Stock/Cash Option	Issuer	Option 1: Elect to receive cash	NA

Issuer: a	Origin Energy Ltd Ord
Ticker: b	ORG:AU
CUSIP: c	Q71610101
Meeting Date: d	08/31/2010 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Stock/Cash Option	Issuer	Option 1: Cash: Net Dividend Rate- 0.25 AUD	NA

Issuer: a	Potash Corp of Saskatchewan Inc
Ticker: b	POT
CUSIP: c	73755L107
Meeting Date: d	10/15/2010 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Tender Offer	Issuer	NOAC: Take No action	NA

Issuer: a	Kingboard Chemical Hldg LTd
Ticker: b	148:HK
CUSIP: c	G52562165
Meeting Date: d	08/27/2010 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Conversion of Warrants	Issuer	NOAC: Take No action	NA

Issuer: a	Woolworths Ltd Ord
Ticker: b	WOLWF
CUSIP: c	Q98418108
Meeting Date: d	09/13/2010 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Stock/Cash Option	Issuer	Option 1: Cash: Elect to receive cash; Dividend Rate: .62 AUD	NA

Issuer: a	Woolworths Ltd Ord
Ticker: b	WOLWF
CUSIP: c	Q98418108
Meeting Date: d	10/01/2010 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Tender Offer	Issuer	Option 1: Take No action	NA

Issuer: a	Woolworths Ltd Ord
Ticker: b	WOLWF
CUSIP: c	Q98418108
Meeting Date: d	10/06/2010 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Tender Offer- Updated	Issuer	Option 1: Take No action	NA

Issuer: a	Esprit Holdings Ltd
Ticker: b	330:HK
CUSIP: c	G3122U129
Meeting Date: d	12/8/2010 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Stock/Cash Option	Issuer	Option 1: Cash Gross Dividend Rate- 0.67 HKD	NA

Issuer: a	Skyworth Digital Holdings
Ticker: b	751:HK
CUSIP: c	G8181C100
Meeting Date: d	9/8/2010 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Stock/Cash Option	Issuer	Option 2: Securities Option- Distribution of Securities, Div Reinvest- 4.05 HKD	NA

Issuer: a	CFS Retail Property Trust
Ticker: b	CFX: AU
CUSIP: c	6361370
Meeting Date: d	11/10/2010(Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Priority Offer	Issuer	Option 1: No Action.	NA

Issuer: a	Royal Dutch Shell PLC
Ticker: b	RDS.A
CUSIP: c	B09CBL4
Meeting Date: d	11/22/2010 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Stock/Cash Option	Issuer	Option 1: Cash: Elect to receive cash EUR	NA

Issuer: a	CML Healthcare Income Fund
Ticker: b	CLC: CA
CUSIP: c
Meeting Date: d	12/1/2010

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1.1		Passing a special resolution to change from Income Trust to Corporation	Management	For	For
1.2		Passing a special resolution to approve completion of Stock Option Plan	Management	For	For

Issuer: a	ARC Energy Trust
Ticker: b	AET-UN
CUSIP: c	001986108 2052247
Meeting Date: d	12/27/2010 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Dividend Reinvestment	Issuer	Option 1: Cash: Dividend payment of 0.1 CAD	NA

Issuer: a	CFS Retail Property Trust
Ticker: b	CFX: AU
CUSIP: c	6361370
Meeting Date: d	12/27/2010 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Dividend Reinvestment	Issuer	Option 1: Cash: Dividend payment of 0.63 AUD	NA

Issuer: a	Skyworth Digital Holdings
Ticker: b	751:HK
CUSIP: c	G8181C100
Meeting Date: d	1/13/2011 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Stock/Cash Option	Issuer	Option 1: Cash: Dividend payment of 0.5 HKD	NA

Issuer: a	Arcelormittal
Ticker: b	MT
CUSIP: c	03938L104
Meeting Date: d	1/19/2011

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

O1		Election of Suzanne Nimocks	Directors	For	For
E1		Acknowledgement to the Board re: spin off of stainless steels business from company to new created APERAM (spinoff)	Directors	For	For
E2		Acknowledgement of expert report on spinoff	Directors	For	For
E3		Approval of spin off	Directors	For	For
E4		Determination of effective date of spin off	Directors	For	For
E5		Reduction of share capital of co., to reflect spinoff	Directors	For	For
E6		Amendment to article 5/1 of Articles of Incorporation to reflect reduction of share capital	Directors	For	For
E7		Amendment to articles 6.3 and 13 of Articles of Incorporation	Directors	For	For
E8		Grant necessary powers to Board of Directors to implement resolutions apopted from items above	Directors	For	For

Issuer: a	Newcrest Mining LTD
Ticker: b	NCM:AU
CUSIP: c	Q6651B114
Meeting Date: d	02/18/2011 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Dividend Reinvestment	Issuer	Option 1: Cash: Dividend payment of 0.1 AUD	NA

Issuer: a	Royal Dutch Shell PLC
Ticker: b	RDS.A
CUSIP: c	B09CBL4
Meeting Date: d	2/22/2011 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Stock/Cash Option	Issuer	Option 1: Cash: Elect to receive cash EUR	NA

Issuer: a	Esprit Holdings Ltd
Ticker: b	330:HK
CUSIP: c	G3122U129
Meeting Date: d	3/18/2011 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Stock/Cash Option	Issuer	Dividend Payment of 1.0 HKD	NA

Issuer: a	BHP Billiton Ltd Ord
Ticker: b	BHPLF
CUSIP: c	Q1498M1006144690
Meeting Date: d	3/18/2011 (Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Offer to Buy	Issuer	Option 7: NOAC: No Action	NA

Issuer: a	Origin Energy Ltd Ord
Ticker: b	ORG:AU
CUSIP: c	Q71610101
Meeting Date: d	03/31/2011(Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Rights Subscription Change in CA	Issuer	Option 2: EXER: Exercise rights and subscribe to new shares; subscription price: 13 AUD	NA

Issuer: a	Olam International Ltd
Ticker: b	OLAM: SP
CUSIP: c	Y6421B007
Meeting Date: d	06/20/2011(Due Date)

Ballot Issue e		Description e	Proponent f	Vote Cast g,h	Mgmt Rec i

1		Coporate Action Rights Distribution	Issuer	Option 1: LAPS: Lapse- allow offer or privilege to lapse	NA

a	The name of the issuer of the portfolio security;
b	The exchange ticker symbo of the portfolio security;
c
CUSIP number of the portfolio security.   This item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers (SEDOL is not available);

d	The shareholder meeting date;
e	A brief identification of the matter voted on, for election of directors, must list name of each candidate;
f	Whether the matter was proposed by the issuer of by a security holder;
g	Whether the registrant case its vote on the matter, if Advisor did not vote, enter "not voted";
h	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
i	Whether the registrant cast its vot for or against management.

Form N-PX	Proxy Voting Records
Fund Name:	EPIBX
Reporting Period:	11/15/2010 (Inception date) -06/30/2011

The Advisor has not voted any proxies because it invested in non-voting securities on behalf of the Fund during the reporting period.

Form N-PX	Proxy Voting Records
Fund Name:	EP Asia Small Companies Fund
Reporting Period:	12/1/2010 (Inception date) -06/30/2011

The Advisor did not vote any proxies on behalf of the Fund during the reporting period

 SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust

By (Signature and Title)*		/s/ Rita Dam
Rita Dam, Treasurer
Date	August 30, 2011

* Print the name and title of each signing officer under his or her signature.